STOCK BASED COMPENSATION (Details - Share based compensation) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share based compensation	$ 74,706	$ 137,307	$ 230,837	$ 356,469
Selling and Marketing Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share based compensation	17,091	79,608	57,824	186,604
Research and Development Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share based compensation	1,971	2,055	6,081	7,670
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share based compensation	$ 55,644	$ 55,644	$ 166,932	$ 162,195